Submission	Dec. 05, 2024
Submission [Line Items]
Central Index Key	0001311370
Registrant Name	Lazard, Inc.
Registration File Number	333-263575
Form Type	S-3
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES